Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	¥ 76,587	¥ 78,460	¥ 156,619	¥ 169,401
Other comprehensive income, net of tax:
Net change of unrealized gains (losses) on investment in securities	(1,844)	(1,071)	(1,606)	(3,027)
Net change of debt valuation adjustments	(78)	0	(81)	0
Net change of defined benefit pension plans	(188)	(190)	(201)	(447)
Net change of foreign currency translation adjustments	19,525	13,041	14,789	18,655
Net change of unrealized gains (losses) on derivative instruments	720	(69)	690	76
Total other comprehensive income	18,135	11,711	13,591	15,257
Comprehensive Income	94,722	90,171	170,210	184,658
Comprehensive Income Attributable to the Noncontrolling Interests	1,780	3,800	1,803	3,950
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	240	143	587	182
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 92,702	¥ 86,228	¥ 167,820	¥ 180,526